STOCK BASED COMPENSATION - Contingent Shares Roll Forward (Q2) (Details)	Jun. 14, 2022 shares
Contingent And Earnout Shares, Scenario Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contingent and earnout shares, to be issued (in shares)	1,250,000